Equity-based compensation - Schedule of inputs (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) years $ / shares	Dec. 31, 2024 CAD ($) $ / $ $ / shares
Share-Based Payment Arrangements [Abstract]
Share price on balance sheet (in CAD per share)	$ 83.67	$ 123.56
Weighted average exercise price (in CAD per share)	$ 98.52	$ 95.42
Expected dividend (in CAD per share) | $	$ 1.75	$ 1.84
Expected volatility, share options granted	32.00%	42.58%
Risk free interest rate, share options granted	2.69%	2.87%
Option life, share options granted	4.03	4.35